Summary of Significant Accounting Policies (Details) - Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Computers equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	33 years
Office Equipment/Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	5 years
Office Equipment/Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	7 years
Plant & Machinery [Member]
Property, Plant and Equipment [Line Items]
Property and equipment percentage	5 years
Leasehold improvements [Member[
Property, Plant and Equipment [Line Items]
Property and equipment term	Shorter of remaining lease term or estimated useful life